UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

     /s/ Michael Klarman     New York, NY     November 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $727,072 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BALLY TECHNOLOGIES INC         COM              05874b107    46999  1224900 SH       SOLE                  1224900        0        0
BARCLAYS BANK PLC              ETN DJUBSPLATM38 06739H255    23962   770000 SH       SOLE                   770000        0        0
COCA COLA ENTERPRISES INC      COM              191219104    69105  3227700 SH       SOLE                  3227700        0        0
COLLECTIVE BRANDS INC          COM              19421W100    13864   800000 SH       SOLE                   800000        0        0
COPART INC                     COM              217204106    15662   471600 SH       SOLE                   471600        0        0
COTT CORP QUE                  COM              22163N106     3670   500000 SH       SOLE                   500000        0        0
CSX CORP                       COM              126408103    16099   384600 SH       SOLE                   384600        0        0
DANA HOLDING CORP              COM              235825205     4767   700000 SH       SOLE                   700000        0        0
DAVITA INC                     COM              23918k108    34126   602500 SH       SOLE                   602500        0        0
ECOLAB INC                     COM              278865100    79437  1718300 SH       SOLE                  1718300        0        0
FRESENIUS MED CARE AG&CO KGA   SPONSORED ADR    358029106    20899   419497 SH       SOLE                   419497        0        0
GOODRICH CORP                  COM              382388106     7716   142000 SH       SOLE                   142000        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102    63274  2945700 SH       SOLE                  2945700        0        0
KANSAS CITY SOUTHERN           COM NEW          485170302    16079   607000 SH       SOLE                   607000        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106     9491   252414 SH       SOLE                   252414        0        0
MOLSON COORS BREWING CO        CL B             60871r209    33161   681200 SH       SOLE                   681200        0        0
NAVISTAR INTL CORP NEW         COM              63934e108     1871    50000 SH       SOLE                    50000        0        0
PEPSI BOTTLING GROUP INC       COM              713409100    16362   449000 SH       SOLE                   449000        0        0
PEPSICO INC                    COM              713448108    54888   935700 SH       SOLE                   935700        0        0
PFIZER INC                     COM              717081103    41772  2524000 SH       SOLE                  2524000        0        0
SUNCOR ENERGY INC NEW          COM              867224107    77698  2248200 SH       SOLE                  2248200        0        0
TUPPERWARE BRANDS CORP         COM              899896104    45609  1142500 SH       SOLE                  1142500        0        0
VALSPAR CORP                   COM              920355104    30561  1110900 SH       SOLE                  1110900        0        0